SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Structured payment arrangement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	4.35%		8.50%
Outstanding borrowings from the reverse factoring arrangements	¥ 64,120		¥ 46,900
Total proceeds obtained for settlement	¥ 646,399	$ 93,719	61,900
Number of days for repayment of settlement proceeds	90 days	90 days
Total Repayments made	¥ 249,550		15,000
Liability Under Factoring Program Current	¥ 40,112		602
Number of days for repayment of settlement proceeds	30 days	30 days
Total repayments	¥ 293,720		1,559
Factoring program
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	9.00%
Total proceeds obtained for settlement	¥ 266,770		61,900
Total proceeds obtained for settlement	¥ 333,117		¥ 2,150